Share Based Compensation - Summary of Shares for All Plans (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost		kr 876	kr 957
2014 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding share option vesting percentage	33.00%
Outstanding share option lapsed percentage	67.00%
2015 plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding share option vesting percentage	22.00%
Outstanding share option lapsed percentage	78.00%